CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	December 31,
	2021	2020
	U.S. dollars in thousands
Cash in bank	28,890	14,265
Short-term bank deposits	584	15,030
	29,474	29,295